Income Taxes - Provision (Benefit) for Income Taxes (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2011
Income Tax Disclosure [Abstract]
Current	$ 50,553	$ 55,010	$ 47,790
Deferred	12,485	(4,857)	1,252
Income taxes	$ 63,038	$ 50,153	$ 49,042